Significant Accounting Policies Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Schedule of intangible assets
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2009	$251,653	$2,469	$2,675	$256,797
Additions	—	—	3,064	3,064
Amortization	—	(694)	(1,449)	(2,143)
Balance at September 30, 2010	251,653	1,775	4,290	257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense (in thousands)

2012	$918
2013	918
2014	918
2015	618
2016	—